Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 9,661
Ending balance	4,051	€ 9,661
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,194	2,085
Amortization	3	3
Net exchange difference	98	105
Ending balance	2,295	2,194
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	126	126
Movements related to fair value hedges	(15)	(9)
Amortization	(1)
Net exchange difference	8	9
Ending balance	118	126
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,661	8,524
Addition	3,569	3,914
Repayment	(4,086)	(3,000)
Movements related to fair value hedges	0	(1)
Amortization	1	1
Transfers to disposal groups	(5,227)
Net exchange difference	133	222
Ending balance	4,051	9,661
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3	12
Realized gains / losses in income statement	(15)	(9)
Net exchange difference		1
Ending balance	€ (11)	3
Cash flow hedges [member] | Assets held to hedge borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		62
Repayment		(61)
Realized gains / losses in income statement		€ (1)